Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 36 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software

Assets and liabilities of VIEs established to develop and lease real estate at March 31, 2015 and 2016 are included in the consolidated balance sheets as follows:

	2015	2016
	Millions of yen
	Develop and lease real estate (*1,2)
Current assets	¥29,821	¥21,550
Property, plant and equipment	188,854	168,252
Investments and other assets	2,489	2,766
Current liabilities	3,502	2,648
Long-term liabilities	80,986	65,196

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥133,913 million and ¥122,878 million, “Current portion of long-term debt” totaling ¥825 million and ¥800 million, and “Long-term debt” totaling ¥51,791 million and ¥37,300 million at March 31, 2015 and 2016, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the VIEs’ land and buildings totaling ¥238,280 million and ¥230,636 million at March 31, 2015 and 2016, respectively.